Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classification and carrying amounts
Financial assets as of 31 December 2023 and 2022, all of which are measured at amortized cost, are as follows:

	2023	2022
Cash and cash equivalents	11,157	66,427
Restricted cash	26,132	25,187
Trade receivables	41,292	32,972
Other current assets	1,035	5,880
Receivables from related parties	896	1,548
Other long-term assets	336	4,484
	80,848	136,498
Financial liabilities as of 31 December 2023 and 2022 are as follows:

	2023	2022
Borrowings (measured at amortized cost)	960,159	764,570
Derivative financial liabilities (measured at FVTPL)	520,553	380,232
Other long-term liability to related party (measured at amortized cost)	—	7,440
Long-term incentive plan (measured at FVTPL)	—	544
Trade and other payables (measured at amortized cost)	80,563	49,188
Lease liabilities (measured at amortized cost)	115,315	40,532
Liabilities to related parties (measured at amortized cost)	9,851	1,131
Other current liabilities	61,873	53,664
	1,748,314	1,297,301
It is management’s estimate that the carrying amounts of financial assets and financial liabilities carried at amortized cost approximate their fair value, with the exception of the Senior Bonds, Aztiq Convertible Bond, 2022 Convertible Bonds, and Alvogen Facility, since any applicable interest receivable or payable is either close to current market rates or the instruments are short-term in nature. Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	31 December 2023
	Carrying Amount	Fair Value
Senior Bonds	549,411	559,867
Aztiq Convertible Bond	80,663	84,756
2022 Convertible Bonds	155,914	217,419
Alvogen Facility	76,556	82,060
	862,544	944,102

	31 December 2022
	Carrying Amount	Fair Value
Senior Bonds	530,506	535,167
Aztiq Convertible Bond	65,793	65,772
2022 Convertible Bonds	32,441	52,463
Alvogen Facility	64,588	66,883
	693,328	720,285
Fair value measurements
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 31 December 2023 and 2022:

	2023
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	19,715		—	19,715
Tranche A Conversion Feature	—	—	118,830	118,830
Predecessor Earn Out Shares	—	349,900	—	349,900
OACB Earn Out Shares	—	6,200	—	6,200
OACB Warrants	25,908	—	—	25,908
	45,623	356,100	118,830	520,553

	2022
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	—	—	45,325	45,325
Tranche A Conversion Feature	—	—	38,055	38,055
Senior Bond Interest Rate Feature (included in other current assets)	—	—	851	851
Predecessor Earn Out Shares	—	276,200	—	276,200
OACB Earn Out Shares	—	10,500	—	10,500
OACB Warrants	10,152	—	—	10,152
	10,152	286,700	84,231	381,083

The following table provides a reconciliation of Level 3 financial instruments:

	Senior Bond Warrants	Tranche A Conversion Feature	Senior Bond Interest Rate Feature
1 January 2023	45,325	38,055	851
Issuance	—	45,555	—
Revaluation	—	35,220	—
Transfer to Level 1	(45,325)	—	—
Extinguishment	—	—	(851)
31 December 2023	—	118,830	—
The Group recognized the transfer of the Senior Bond Warrants from Level 3 to Level 1 for $19.7 million (2022: $45.3 million) during the year ended 31 December 2023 due to the lift of the lock-up period for the un-exercised Senior Bond Warrants. The Group did not recognize any transfer of assets or liabilities between levels of the fair value hierarchy during the years ended 31 December 2022 and 2021.
On 16 November 2022, the Group amended and upsized the outstanding bonds by $70.0 million. The amended bond agreement of the Senior Bonds resulted in, among other things, an increase in the interest rate, resulting in a range from 10.75% to 12.0% depending on the occurrence of certain events, as defined by the terms of the agreement (see Note 21). The Group accounted for this interest rate feature (the “Senior Bond Interest Rate Feature”) as an embedded derivative, classified as an "Other current assets" in the consolidated statement of financial position as of 31 December 2022. Since the conditions to adjust the coupon rate have not been met as of 31 March 2023 per the terms of the agreement, the interest rate on the Senior Bonds is now fixed and the embedded derivative previously recorded has been extinguished during the year ended 31 December 2023, resulting in a loss on extinguishment of $0.9 million recorded in finance costs.
Senior Bond Warrants
As noted in Note 21, as a result of proceeds raised from the private placement offering executed in February 2023, the Company extinguished the derivative financial liability related to the senior bond warrants since the Company has not anymore the obligation to issue the 1.0% Senior Bond Warrants, resulting in a gain on extinguishment of $6.5 million. In January and February 2023, the Senior Bond Warrant holders (also known as penny warrant holders) elected to exercise their warrants. As a result, 2,479,962 ordinary shares were issued in exchange for the exercising of the penny warrants. The Company received an immaterial amount of cash and recognized the transaction as an extinguishment of the derivative financial liabilities.
The fair value of the Senior Bond Warrants was derived from the publicly quoted trading price of the Ordinary Shares at the valuation date. As of 31 December 2023, the Company had 1,718,845 warrants with an exercise price of $0.01, representing the 1.5% tranche of Senior Bond Warrants. The Senior Bond Warrants had a fair value of $19.7 million as of 31 December 2023. The change in fair resulted in $8.1 million of finance costs for the year ended 31 December 2023.
Tranche A Conversion Feature
As noted in Note 21, in connection with the Convertible Bonds the Group classified the Tranche A Conversion Feature as an embedded derivative liability due to the variability created by conversion rates resulting from the tranche being denominated in ISK. The conversion feature had a fair value of $118.8 million as of 31 December 2023. The change in fair resulted in $35.2 million of finance costs for the year ended 31 December 2023.
The fair value of the Tranche A Conversion Feature was determined using a lattice model that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the Tranche A Conversion Feature:

	31 December 2023	31 December 2022
Stock price	$11.48	$10.00
Conversion price	$10.00	$10.00
Volatility rate	57.5%	45.0%
Risk-free interest rate	4.2%	4.2%
Dividend yield	0.0%	0.0%
Risky yield	16.3%	19.3%
Predecessor Earn Out Shares
As part of the Business Combination, Predecessor shareholders were granted a total of 38,330,000 Ordinary Shares subject to certain vesting conditions (“Predecessor Earn Out Shares”). One half of the Predecessor Earn Out Shares will vest if, at any time during the five years following the closing of the Business Combination, the Alvotech ordinary share price is at or above a volume weighted average price (“VWAP”) of $15.00 per share for any ten trading days within any twenty-trading day period, with the other half vesting at a VWAP of $20.00 per share for any ten trading days within any twenty-trading day period. The Predecessor Earn Out Shares are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to-market adjustments through the consolidated statement of profit or loss and other comprehensive income or loss. The Predecessor Earn Out Shares had a fair value of $349.9 million as of 31 December 2023, resulting in $73.7 million of finance costs during the year ended 31 December 2023.
The fair value of the Predecessor Earn Out Shares was determined using Monte Carlo analysis that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	31 December 2023	31 December 2022
Number of shares	38,330,000	38,330,000
Share price	$11.48	$10.00
Volatility rate	55.0%	45.0%
Risk-free rate	3.97%	4.05%
OACB Earn Out Shares
Former OACB shareholders were granted a total of 1,250,000 Ordinary Shares subject to certain vesting conditions (“OACB Earn Out Shares”). One half of the OACB Earn Out Shares will vest if, at any time during the five years following the closing of the Business Combination, the Alvotech ordinary share price is at or above a VWAP of $12.50 per share for any ten trading days within any twenty-trading day period, with the other half vesting at a VWAP of $15.00 per share. On 17 February 2023, the first half of OACB Earn Out Shares vested resulting in the issuance of 625,000 ordinary shares by the Group. The OACB Earn Out Shares are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to-market adjustments through the consolidated statement of profit or loss and other comprehensive income or loss. The OACB Earn Out Shares had a fair value of $6.2 million as of 31 December 2023, resulting in $4.0 million of finance costs during the year ended 31 December 2023.
The fair value of the OACB Earn Out Shares was determined using a Monte Carlo analysis that incorporated inputs and assumptions as further described below. Assumptions and inputs associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the OACB Earn Out Shares:

	31 December 2023	31 December 2022
Number of shares	625,000	1,250,000
Share price	$11.48	$10.00
Volatility rate	55.0%	45.0%
Risk-free rate	3.97%	4.05%
OACB Warrants
Additionally, as part of the Business Combination the Company assumed the 10,916,647 outstanding OACB Warrants, on substantially the same contractual terms and conditions as were in effect immediately prior to the Business Combination, including an exercise price of $11.50. Each warrant entitles the holder to purchase one Alvotech ordinary share. During 2023, holders of the OACB warrants exercised their warrant rights for an exercise price of $11.50 for the rights to one ordinary share per warrant. The exercises resulted in the issuance of 553.552 ordinary shares and cash proceeds of approximately $6.3 million. The OACB warrants are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to-market adjustments through the consolidated statement of profit or loss and other comprehensive income or loss. The OACB warrants had a fair value of $25.9 million as of 31 December 2023. The fair value of the warrants was derived from the publicly quoted trading price at the valuation date. The change in fair value of the OACB Warrants resulted in $17.0 million of finance costs during the year ended 31 December 2023.
Capital management
The capital structure of the Group consists of equity, debt and cash. For the foreseeable future, the Board of Directors will maintain a capital structure that supports the Group’s strategic objectives through managing the budgeting process, maintaining strong investor relations and managing the financial risks of the Group, as further described below. No changes were made in the objectives, policies or processes for managing capital during the years ended 31 December 2023 and 2022.
Financial risk management
The Group’s corporate treasury function provides services across the organization, coordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the Group’s operations through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of fluctuations in market interest rates primarily relates to the cash in bank and borrowings that are subject to floating interest rates.
The following table provides an interest rate sensitivity analysis for the effect on loss before tax:

	2023	2022
Variable-rate financial instruments +100	(89)	(186)
Variable-rate financial instruments -100	89	186
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group uses the US dollar as its reporting currency and conducts business on a global basis in various currencies. As a result, the Group is exposed to foreign currency exchange movements, primarily in European, Icelandic and UK market currencies, as well as in the Swiss franc.
Below are the foreign currencies that have the most significant impact on the Group’s operations.

	Closing rate		Average rate		Change
	2023	2022	2023	2022
EUR	1.105	1.061	1.091	1.052	4.1%
GBP	1.275	1.204	1.266	1.233	5.9%
ISK	0.007	0.007	0.007	0.007	5.1%
CHF	1.188	1.071	1.156	1.047	10.9%
INR	0.012	0.012	0.012	0.013	0.1%
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2023 are as follows:

	Assets	Liabilities	Net assets
EUR	36,568	46,303	(9,735)
GBP	69	3,479	(3,410)
ISK	3,247	144,812	(141,565)
CHF	335	7,488	(7,153)
INR	167	536	(369)
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2022 are as follows:

	Assets	Liabilities	Net assets
EUR	36,420	26,514	9,906
GBP	111	1,538	(1,427)
ISK	49,484	109,507	(60,023)
CHF	69	7,305	(7,236)
INR	11	517	(506)
A reasonable possible strengthening or weakening of the Group’s significant foreign currencies against the USD would affect the measurement of financial instruments denominated in a foreign currency and affect profit or loss and equity by the amount shown in the sensitivity analysis table below. The analysis assumes that all other variables, such as interest rates, remain constant.

	EUR	GBP	ISK	CHF	INR
Year ended 31 December 2023
-10% weakening	(974)	(341)	(14,156)	(715)	(37)
+10% strengthening	974	341	14,156	715	37
Year ended 31 December 2022
-10% weakening	(991)	(143)	(6,002)	(724)	(51)
+10% strengthening	991	143	6,002	724	51
Credit risk
Credit risk it the risk that a counterparty will not fulfill its contractual obligations under a financial instrument contract, leading to a financial loss for the Group. The maximum credit risk exposure for the Group’s financial assets as of 31 December 2023 and 2022 is as follows:

	2023	2022
Cash and cash equivalents	11,157	66,427
Restricted cash	26,132	25,187
Other assets	43,559	44,884
	80,848	136,498
The Group’s cash and cash equivalents and restricted cash are deposited with high-quality financial institutions. Management believes these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Group has not experienced any losses on its deposits of cash and cash equivalents and restricted cash yet monitors the credit rating of these financial institutions on a periodic basis.
Other assets primarily consist of other current assets, as described in Note 18, and trade receivables and contract assets recognized in connection with the Group’s performance pursuant to its contracts with customers, all of which are large multinational pharmaceutical companies. In 2023, the Group recognized a receivable of $18.5 million in other current assets following the termination of the co-development agreement with Biosana which was fully reserved as of 31 December 2023 due to the uncertainty of its collection (see Note 18). There are no other significant amounts past due as of 31 December 2023 and 2022 and the Group concludes that any expected credit losses with respect to these assets, except as described above, is immaterial.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.
Contractual maturities of financial assets and liabilities as of 31 December 2023 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	43,223	—	—	43,223
Variable-interest bearing	11,157	—	26,468	37,625
Total financial assets	54,380	—	26,468	80,848
Financial liabilities
Non-interest bearing	142,436	—	—	142,436
Fixed-interest bearing - Borrowings	66,309	1,101,185	—	1,167,494
Derivative liabilities	—	520,553	—	520,553
Variable-interest bearing - Borrowings	44,995	10,198	65,826	121,019
Total financial liabilities	253,740	1,631,936	65,826	1,951,502
Contractual maturities of financial assets and liabilities as of 31 December 2022 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	40,400	—	—	40,400
Variable-interest bearing	66,427	—	29,671	96,098
Total financial assets	106,827	—	29,671	136,498
Financial liabilities
Non-interest bearing	104,366	—	7,984	112,350
Fixed-interest bearing - Borrowings	45,757	66,308	896,921	1,008,986
Derivative liabilities	—	—	380,232	380,232
Variable-interest bearing - Borrowings	25,259	8,036	59,109	92,404
Total financial liabilities	175,382	74,344	1,344,246	1,593,972
Refer to Note 13 for the maturity analysis of the Group’s undiscounted lease payments.